Quarterly Holdings Report
for
Fidelity Advisor® Diversified Stock Fund
December 31, 2023
ADESI-NPRT1-0224
1.827901.118
Common Stocks - 98.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 9.9%
Entertainment - 1.2%
Netflix, Inc. (a)	39,200	19,085,696
Spotify Technology SA (a)	14,300	2,687,113
The Walt Disney Co.	90,300	8,153,187
Universal Music Group NV	103,700	2,960,338
		32,886,334
Interactive Media & Services - 7.9%
Alphabet, Inc. Class C (a)	1,005,660	141,727,664
Meta Platforms, Inc. Class A (a)	250,631	88,713,349
		230,441,013
Media - 0.8%
Comcast Corp. Class A	547,300	23,999,105
TOTAL COMMUNICATION SERVICES		287,326,452
CONSUMER DISCRETIONARY - 9.9%
Automobile Components - 0.1%
Aptiv PLC (a)	25,700	2,305,804
Automobiles - 0.5%
Li Auto, Inc. ADR (a)	56,500	2,114,795
Tesla, Inc. (a)	49,000	12,175,520
		14,290,315
Broadline Retail - 4.5%
Amazon.com, Inc. (a)	872,200	132,522,068
Hotels, Restaurants & Leisure - 1.4%
Airbnb, Inc. Class A (a)	130,700	17,793,498
Compass Group PLC	53,105	1,453,130
Domino's Pizza, Inc.	7,600	3,132,948
Draftkings Holdings, Inc. (a)	23,300	821,325
Hilton Worldwide Holdings, Inc.	100,784	18,351,759
		41,552,660
Household Durables - 0.3%
D.R. Horton, Inc.	52,400	7,963,752
Specialty Retail - 1.8%
Abercrombie & Fitch Co. Class A (a)	55,500	4,896,210
Lowe's Companies, Inc.	75,300	16,758,015
Revolve Group, Inc. (a)	25,100	416,158
RH (a)	1,900	553,812
TJX Companies, Inc.	302,640	28,390,658
		51,014,853
Textiles, Apparel & Luxury Goods - 1.3%
Brunello Cucinelli SpA	208,600	20,403,160
Moncler SpA	13,867	852,682
NIKE, Inc. Class B	86,700	9,413,019
On Holding AG (a)	6,700	180,699
Ralph Lauren Corp. (b)	47,400	6,835,080
Tory Burch LLC (a)(c)(d)(e)	28,846	1,025,177
		38,709,817
TOTAL CONSUMER DISCRETIONARY		288,359,269
CONSUMER STAPLES - 2.4%
Beverages - 0.5%
Boston Beer Co., Inc. Class A (a)	9,203	3,180,465
Monster Beverage Corp.	209,980	12,096,948
		15,277,413
Consumer Staples Distribution & Retail - 0.8%
Dollar Tree, Inc. (a)	78,300	11,122,515
Performance Food Group Co. (a)	31,200	2,157,480
Target Corp.	43,100	6,138,302
Walmart, Inc.	21,700	3,421,005
		22,839,302
Household Products - 0.5%
The Clorox Co.	102,300	14,586,957
Personal Care Products - 0.6%
Estee Lauder Companies, Inc. Class A	70,400	10,296,000
Kenvue, Inc.	356,400	7,673,292
		17,969,292
TOTAL CONSUMER STAPLES		70,672,964
ENERGY - 4.0%
Energy Equipment & Services - 2.9%
Baker Hughes Co. Class A	823,400	28,143,812
NOV, Inc.	680,900	13,808,652
Schlumberger Ltd.	581,600	30,266,464
Seadrill Ltd. (a)	8,000	378,240
TechnipFMC PLC	585,200	11,785,928
Weatherford International PLC (a)	7,500	733,725
		85,116,821
Oil, Gas & Consumable Fuels - 1.1%
Antero Resources Corp. (a)	106,300	2,410,884
Chesapeake Energy Corp.	13,100	1,007,914
Exxon Mobil Corp.	140,034	14,000,599
Hess Corp.	58,995	8,504,719
Range Resources Corp.	182,595	5,558,192
		31,482,308
TOTAL ENERGY		116,599,129
FINANCIALS - 15.3%
Banks - 2.5%
JPMorgan Chase & Co.	124,400	21,160,440
PNC Financial Services Group, Inc.	81,600	12,635,760
Starling Bank Ltd. Series D (a)(d)(e)	879,300	3,519,311
U.S. Bancorp	377,700	16,346,856
Wells Fargo & Co.	406,100	19,988,242
		73,650,609
Capital Markets - 5.6%
Ares Management Corp.	257,500	30,621,900
BlackRock, Inc. Class A	28,600	23,217,480
Blue Owl Capital, Inc. Class A	310,800	4,630,920
Cboe Global Markets, Inc.	51,600	9,213,696
CME Group, Inc.	109,000	22,955,400
Deutsche Borse AG	14,700	3,027,242
Goldman Sachs Group, Inc.	44,800	17,282,496
Intercontinental Exchange, Inc.	99,400	12,765,942
KKR & Co. LP	165,200	13,686,820
London Stock Exchange Group PLC	17,900	2,115,987
Moody's Corp.	17,600	6,873,856
Morgan Stanley	115,600	10,779,700
Raymond James Financial, Inc.	19,400	2,163,100
UBS Group AG	92,700	2,864,430
XP, Inc. Class A	78,700	2,051,709
		164,250,678
Consumer Finance - 0.1%
American Express Co.	7,700	1,442,518
Financial Services - 4.6%
Apollo Global Management, Inc.	149,100	13,894,629
Berkshire Hathaway, Inc. Class B (a)	37,145	13,248,136
Block, Inc. Class A (a)	24,200	1,871,870
MasterCard, Inc. Class A	164,459	70,143,408
Visa, Inc. Class A	129,700	33,767,395
		132,925,438
Insurance - 2.5%
Arthur J. Gallagher & Co.	75,954	17,080,536
Chubb Ltd.	84,200	19,029,200
Globe Life, Inc.	33,100	4,028,932
Hartford Financial Services Group, Inc.	78,000	6,269,640
Marsh & McLennan Companies, Inc.	72,000	13,641,840
The Travelers Companies, Inc.	67,942	12,942,272
		72,992,420
TOTAL FINANCIALS		445,261,663
HEALTH CARE - 10.4%
Biotechnology - 1.5%
Karuna Therapeutics, Inc. (a)	8,400	2,658,684
Legend Biotech Corp. ADR (a)	53,600	3,225,112
Moderna, Inc. (a)	57,700	5,738,265
Nuvalent, Inc. Class A (a)	26,800	1,972,212
Regeneron Pharmaceuticals, Inc. (a)	21,755	19,107,199
Vertex Pharmaceuticals, Inc. (a)	26,500	10,782,585
		43,484,057
Health Care Equipment & Supplies - 2.6%
Baxter International, Inc.	60,100	2,323,466
Boston Scientific Corp. (a)	1,051,437	60,783,573
Edwards Lifesciences Corp. (a)	17,900	1,364,875
Glaukos Corp. (a)	43,200	3,433,968
Intuitive Surgical, Inc. (a)	15,900	5,364,024
Stryker Corp.	9,149	2,739,760
		76,009,666
Health Care Providers & Services - 3.2%
agilon health, Inc. (a)	481,347	6,040,905
Cardinal Health, Inc.	20,900	2,106,720
Centene Corp. (a)	137,100	10,174,191
CVS Health Corp.	216,500	17,094,840
UnitedHealth Group, Inc.	110,708	58,284,441
		93,701,097
Health Care Technology - 0.2%
Evolent Health, Inc.	145,500	4,805,865
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	60,100	8,355,703
Bruker Corp.	8,500	624,580
Danaher Corp.	7,600	1,758,184
Thermo Fisher Scientific, Inc.	8,933	4,741,547
		15,480,014
Pharmaceuticals - 2.4%
Eli Lilly & Co.	86,238	50,269,855
Merck & Co., Inc.	132,200	14,412,444
Novo Nordisk A/S Series B	62,600	6,487,312
		71,169,611
TOTAL HEALTH CARE		304,650,310
INDUSTRIALS - 13.8%
Aerospace & Defense - 3.0%
BWX Technologies, Inc.	4,000	306,920
General Dynamics Corp.	28,900	7,504,463
Howmet Aerospace, Inc.	106,200	5,747,544
Lockheed Martin Corp.	5,300	2,402,172
The Boeing Co. (a)	248,403	64,748,726
TransDigm Group, Inc.	6,100	6,170,760
		86,880,585
Air Freight & Logistics - 0.5%
FedEx Corp.	57,900	14,646,963
Building Products - 1.5%
Carrier Global Corp.	10,000	574,500
Trane Technologies PLC	179,949	43,889,561
		44,464,061
Commercial Services & Supplies - 0.4%
Cintas Corp.	16,610	10,010,183
Copart, Inc.	10,400	509,600
Republic Services, Inc.	2,100	346,311
		10,866,094
Construction & Engineering - 0.5%
Fluor Corp. (a)	356,400	13,960,188
Electrical Equipment - 3.2%
Eaton Corp. PLC	313,900	75,593,398
Hubbell, Inc. Class B	30,900	10,163,937
Prysmian SpA	150,500	6,840,168
		92,597,503
Ground Transportation - 1.1%
Lyft, Inc. (a)	238,300	3,572,117
Uber Technologies, Inc. (a)	460,872	28,375,889
		31,948,006
Industrial Conglomerates - 1.3%
General Electric Co.	309,300	39,475,959
Machinery - 1.4%
Caterpillar, Inc.	105,000	31,045,350
PACCAR, Inc.	25,800	2,519,370
Parker Hannifin Corp.	7,100	3,270,970
Pentair PLC	42,600	3,097,446
		39,933,136
Passenger Airlines - 0.0%
Alaska Air Group, Inc. (a)	37,700	1,472,939
Delta Air Lines, Inc.	12,200	490,806
		1,963,745
Trading Companies & Distributors - 0.9%
Applied Industrial Technologies, Inc.	9,500	1,640,555
Ferguson PLC	14,100	2,722,287
United Rentals, Inc.	26,900	15,424,998
W.W. Grainger, Inc.	8,300	6,878,127
		26,665,967
TOTAL INDUSTRIALS		403,402,207
INFORMATION TECHNOLOGY - 29.0%
Electronic Equipment, Instruments & Components - 1.2%
Amphenol Corp. Class A	163,300	16,187,929
Flex Ltd. (a)	250,000	7,615,000
Jabil, Inc.	82,700	10,535,980
		34,338,909
IT Services - 1.9%
Accenture PLC Class A	54,323	19,062,484
Shopify, Inc. Class A (a)	478,000	37,236,200
X Holdings Corp. (d)(e)	22,870	725,436
		57,024,120
Semiconductors & Semiconductor Equipment - 8.8%
Advanced Micro Devices, Inc. (a)	60,000	8,844,600
Applied Materials, Inc.	28,000	4,537,960
ASML Holding NV (depository receipt)	18,300	13,851,636
GlobalFoundries, Inc. (a)	71,700	4,345,020
Lam Research Corp.	6,301	4,935,321
Marvell Technology, Inc.	907,248	54,716,127
Micron Technology, Inc.	51,100	4,360,874
Monolithic Power Systems, Inc.	4,000	2,523,120
NVIDIA Corp.	271,200	134,303,664
NXP Semiconductors NV	29,700	6,821,496
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	19,300	2,007,200
Universal Display Corp.	76,400	14,612,264
		255,859,282
Software - 14.6%
Adobe, Inc. (a)	56,019	33,420,935
Autodesk, Inc. (a)	12,300	2,994,804
CoreWeave, Inc. (d)(e)	4,162	1,289,637
Dynatrace, Inc. (a)	258,136	14,117,458
Fair Isaac Corp. (a)	3,700	4,306,837
HubSpot, Inc. (a)	11,100	6,443,994
Intuit, Inc.	14,400	9,000,432
Microsoft Corp.	753,513	283,351,027
Oracle Corp.	96,700	10,195,081
Rapid7, Inc. (a)	40,000	2,284,000
Salesforce, Inc. (a)	83,695	22,023,502
Synopsys, Inc. (a)	25,600	13,181,696
Tenable Holdings, Inc. (a)	14,709	677,497
UiPath, Inc. Class A (a)	361,400	8,977,176
Workday, Inc. Class A (a)	31,200	8,613,072
Zoom Video Communications, Inc. Class A (a)	69,000	4,961,790
		425,838,938
Technology Hardware, Storage & Peripherals - 2.5%
Apple, Inc.	377,455	72,671,411
Samsung Electronics Co. Ltd.	15,000	909,365
		73,580,776
TOTAL INFORMATION TECHNOLOGY		846,642,025
MATERIALS - 4.1%
Chemicals - 3.0%
Linde PLC	127,100	52,201,241
Sherwin-Williams Co. (f)	114,466	35,701,945
		87,903,186
Construction Materials - 0.4%
Martin Marietta Materials, Inc.	21,500	10,726,565
Containers & Packaging - 0.1%
Aptargroup, Inc.	2,100	259,602
Ball Corp.	60,900	3,502,968
		3,762,570
Metals & Mining - 0.6%
Freeport-McMoRan, Inc.	247,800	10,548,846
Gold Fields Ltd. sponsored ADR (b)	221,700	3,205,782
Newmont Corp.	1,100	45,529
Newmont Corp. CDI	71,800	2,971,893
Wheaton Precious Metals Corp.	34,900	1,721,756
		18,493,806
TOTAL MATERIALS		120,886,127
REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
Zillow Group, Inc. Class C (a)	36,800	2,129,248
UTILITIES - 0.0%
Electric Utilities - 0.0%
Constellation Energy Corp.	7,400	864,986
TOTAL COMMON STOCKS (Cost $1,887,170,370)		2,886,794,380

Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd. Series E1 (a)(d)(e)	17,226	3,809,185
Reddit, Inc. Series E (a)(d)(e)	3,500	116,690
		3,925,875
INFORMATION TECHNOLOGY - 0.3%
IT Services - 0.1%
Yanka Industries, Inc.:
Series E (a)(d)(e)	165,574	1,155,707
Series F (a)(d)(e)	265,105	1,850,433
		3,006,140
Software - 0.2%
Evozyne, Inc. Series A (a)(d)(e)	20,000	293,000
Moloco, Inc. Series A (d)(e)	100,208	5,013,406
		5,306,406
TOTAL INFORMATION TECHNOLOGY		8,312,546
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $18,948,765)		12,238,421

Money Market Funds - 1.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (g)	23,333,124	23,337,790
Fidelity Securities Lending Cash Central Fund 5.40% (g)(h)	7,625,113	7,625,875
TOTAL MONEY MARKET FUNDS (Cost $30,963,665)		30,963,665

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $1,937,082,800)	2,929,996,466
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(10,862,318)
NET ASSETS - 100.0%	2,919,134,148

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
Sherwin-Williams Co.	Chicago Board Options Exchange	200	6,238,000	260.00	01/19/24	(1,010,000)

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $18,797,982 or 0.6% of net assets.

(e)	Level 3 security
(f)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $6,238,000.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd. Series E1	11/18/20	1,887,525

CoreWeave, Inc.	11/29/23	1,289,637

Evozyne, Inc. Series A	4/09/21	449,400

Moloco, Inc. Series A	6/26/23	6,012,480

Reddit, Inc. Series E	5/18/21	148,660

Starling Bank Ltd. Series D	6/18/21 - 4/05/22	1,694,172

Tory Burch LLC	5/14/15	2,229,055

X Holdings Corp.	10/25/22	2,287,000

Yanka Industries, Inc. Series E	5/15/20	2,000,001

Yanka Industries, Inc. Series F	4/08/21	8,450,699

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	46,932,472	123,018,511	146,613,193	756,769	-	-	23,337,790	0.1%
Fidelity Securities Lending Cash Central Fund 5.40%	1,132,389	11,796,697	5,303,211	256	-	-	7,625,875	0.0%
Total	48,064,861	134,815,208	151,916,404	757,025	-	-	30,963,665

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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